CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 75		$ 138,992		$ (38)	$ (129,409)	$ 9,620
Accumulated effect of adopting new standard						(249)	(249)
Balance at Dec. 31, 2017	75		138,992		(38)	(129,658)	9,371
Profit (loss) for the period						(8,716)	(8,716)
Other comprehensive income loss					8		8
Total comprehensive income (loss)					8	(8,716)	(8,708)
Exercise of options		[1]		[1]
Share-based compensation			367				367
Balance at Jun. 30, 2018	75		139,359		(30)	(138,374)	1,030
Balance at Dec. 31, 2017	75		138,992		(38)	(129,409)	9,620
Accumulated effect of adopting new standard						(249)	(249)
Balance at Dec. 31, 2017	75		138,992		(38)	(129,658)	9,371
Profit (loss) for the period						(1,057)	(1,057)
Other comprehensive income loss					13		13
Total comprehensive income (loss)					13	(1,057)	(1,044)
Exercise of options		[1]		[1]				[1]
Share-based compensation			645				645
Balance at Dec. 31, 2018	75		139,637		(25)	(130,715)	8,972
Balance at Mar. 31, 2018	75		139,210		(48)	(134,209)	5,028
Profit (loss) for the period						(4,165)	(4,165)
Other comprehensive income loss					18		18
Total comprehensive income (loss)					18	(4,165)	(4,147)
Exercise of options		[1]		[1]
Share-based compensation			149				149
Balance at Jun. 30, 2018	75		139,359		(30)	(138,374)	1,030
Balance at Dec. 31, 2018	75		139,637		(25)	(130,715)	8,972
Profit (loss) for the period						8,606	8,606
Other comprehensive income loss					2		2
Total comprehensive income (loss)					2	8,606	8,608
Share-based compensation			599				599
Balance at Jun. 30, 2019	75		140,236		(23)	(122,109)	18,179
Balance at Mar. 31, 2019	75		139,912		(21)	(134,825)	5,141
Profit (loss) for the period						12,716	12,716
Other comprehensive income loss					(2)		(2)
Total comprehensive income (loss)					(2)	12,716	12,714
Share-based compensation			324				324
Balance at Jun. 30, 2019	$ 75		$ 140,236		$ (23)	$ (122,109)	$ 18,179

[1]	Represents less than $ 1.